Notes Payable And Senior Notes (Consolidated Statement Of Operations) (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended												9 Months Ended	12 Months Ended
	May 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating revenue
Sales															$ 207,055	$ 284,069	$ 275,094
Construction services															19,768	10,629	34,149
Revenues															226,823	294,698	309,243
Operating costs
Cost of sales															(188,723)	(246,177)	(351,126)
Impairment loss on real estate assets														24,896	(128,314)	(111,860)	(45,269)
Construction services															(18,164)	(7,805)	(28,486)
Sales and marketing															(16,848)	(19,746)	(17,636)
General and administrative															(22,411)	(25,129)	(21,027)
Other															(3,983)	(2,740)	(6,580)
Operating expenses															(378,443)	(413,457)	(470,124)
Equity in income of unconsolidated joint ventures															3,605	916	(420)
Operating (loss) income															(148,015)	(117,843)	(161,301)
Gain on retirement of debt	1,000															5,572	78,144
Interest expense, net of amounts capitalized															(24,529)	(23,653)	(35,902)
Other income (expense), net															838	57	(3,802)
(Loss) income before reorganization items															(171,706)	(135,867)	(122,861)
Reorganization items															(21,182)
(Loss) income before benefit from income taxes		(130,926)	(39,700)	(11,085)	(11,177)	(114,647)	(8,042)	(4,659)	(8,519)	(81,624)	(11,720)	39,676	(69,193)		(192,888)	(135,867)	(122,861)
(Provision) benefit for income taxes				(10)		347			65	101,830	56		22		(10)	412	101,908
Net (loss) income		(130,926)	(39,700)	(11,095)	(11,177)	(114,300)	(8,042)	(4,659)	(8,454)	20,206	(11,664)	39,676	(69,171)		(192,898)	(135,455)	(20,953)
Less: net income (loss) attributable to noncontrolling interest		(374)	66	(76)	(48)	(1,451)	29	121	(30)	520	27	(289)	170		(432)	(1,331)	428
Net (loss) income attributable to William Lyon Homes		(131,300)	(39,634)	(11,171)	(11,225)	(115,751)	(8,013)	(4,538)	(8,484)	20,726	(11,637)	39,387	(69,001)		(193,330)	(136,786)	(20,525)
Delaware Lyon [Member]
Operating costs
(Loss) income from subsidiaries															(193,330)	(136,786)	(20,525)
Operating (loss) income															(193,330)	(136,786)	(20,525)
(Loss) income before reorganization items															(193,330)
(Loss) income before benefit from income taxes															(193,330)	(136,786)	(20,525)
Net (loss) income															(193,330)	(136,786)	(20,525)
Net (loss) income attributable to William Lyon Homes															(193,330)	(136,786)	(20,525)
California Lyon [Member]
Operating revenue
Sales															176,992	263,864	229,854
Construction services															19,768	10,629	34,149
Management fees															468	165	1,127
Revenues															197,228	274,658	265,130
Operating costs
Cost of sales															(162,148)	(228,542)	(308,639)
Impairment loss on real estate assets															(70,742)	(111,860)	(45,269)
Construction services															(18,164)	(7,805)	(28,486)
Sales and marketing															(14,528)	(17,953)	(14,820)
General and administrative															(22,070)	(24,795)	(20,733)
Other															(2,979)	(2,740)	(6,496)
Operating expenses															(290,631)	(393,695)	(424,443)
Equity in income of unconsolidated joint ventures															3,605	916	(420)
(Loss) income from subsidiaries															(59,588)	(1,053)	(4,780)
Operating (loss) income															(149,386)	(119,174)	(164,513)
Gain on retirement of debt																5,572	78,144
Interest expense, net of amounts capitalized															(23,639)	(23,653)	(35,902)
Other income (expense), net															1,018	280	1,159
(Loss) income before reorganization items															(172,007)
Reorganization items															(21,182)
(Loss) income before benefit from income taxes															(193,189)	(136,975)	(121,112)
(Provision) benefit for income taxes															(10)	412	101,908
Net (loss) income															(193,199)	(136,563)	(19,204)
Net (loss) income attributable to William Lyon Homes															(193,199)	(136,563)	(19,204)
Guarantor Subsidiaries [Member]
Operating revenue
Sales															19,954	16,595	39,619
Revenues															19,954	16,595	39,619
Operating costs
Cost of sales															(18,225)	(16,167)	(38,142)
Sales and marketing															(1,318)	(1,208)	(2,308)
General and administrative															(340)	(313)	(276)
Other																	(84)
Operating expenses															(19,883)	(17,688)	(40,810)
(Loss) income from subsidiaries																12	(411)
Operating (loss) income															71	(1,081)	(1,602)
Other income (expense), net															(131)	(235)	(4,990)
(Loss) income before reorganization items															(60)
(Loss) income before benefit from income taxes															(60)	(1,316)	(6,592)
Net (loss) income															(60)	(1,316)	(6,592)
Net (loss) income attributable to William Lyon Homes															(60)	(1,316)	(6,592)
Non-Guarantor Subsidiaries [Member]
Operating revenue
Sales															10,109	3,610	5,621
Revenues															10,109	3,610	5,621
Operating costs
Cost of sales															(8,818)	(1,633)	(5,472)
Impairment loss on real estate assets															(57,572)
Sales and marketing															(1,002)	(585)	(508)
General and administrative															(1)	(21)	(18)
Other															(1,004)
Operating expenses															(68,397)	(2,239)	(5,998)
Operating (loss) income															(58,288)	1,371	(377)
Interest expense, net of amounts capitalized															(890)
Other income (expense), net															(49)	12	29
(Loss) income before reorganization items															(59,227)
(Loss) income before benefit from income taxes															(59,227)	1,383	(348)
Net (loss) income															(59,227)	1,383	(348)
Less: net income (loss) attributable to noncontrolling interest															(432)	(1,331)	428
Net (loss) income attributable to William Lyon Homes															(59,659)	52	80
Eliminating Entries [Member]
Operating revenue
Management fees															(468)	(165)	(1,127)
Revenues															(468)	(165)	(1,127)
Operating costs
Cost of sales															468	165	1,127
Operating expenses															468	165	1,127
(Loss) income from subsidiaries															252,918	137,827	25,716
Operating (loss) income															252,918	137,827	25,716
(Loss) income before reorganization items															252,918
(Loss) income before benefit from income taxes															252,918	137,827	25,716
Net (loss) income															252,918	137,827	25,716
Net (loss) income attributable to William Lyon Homes															$ 252,918	$ 137,827	$ 25,716